Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land and improvements		$ 6,987	$ 6,802
Buildings and improvements		38,258	36,109
Machinery and equipment		128,284	105,736
Construction-in-progress		10,119	9,160
Property, Plant and Equipment, Gross, Total		183,648	157,807
Less: Accumulated depreciation	(64,983)	(57,362)	(36,699)
Property, plant and equipment - net of accumulated depreciation of $57,362 at December 31, 2013 and $64,983 at June 27, 2014	$ 126,535	$ 126,286	$ 121,108